DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details)	Jul. 31, 2016 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2017	$ 276,032
2018	247,140
2019	183,253
2020	158,838
2021	$ 151,721